RETIREMENT BENEFITS - Plan Assets (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		100.00%	100.00%
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		100.00%	100.00%
Weighted Average | Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		100.00%	100.00%
Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		100.00%	100.00%
Forecast | Weighted Average | Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)	100.00%
Forecast | Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)	100.00%
Equity securities | U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		20.00%	19.00%
Equity securities | Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		67.00%	69.00%
Target minimum asset allocation (as a percent)		0.00%	0.00%
Equity securities | U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		20.00%	19.00%
Equity securities | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		42.00%	41.00%
Target minimum asset allocation (as a percent)		0.00%	0.00%
Equity securities | Minimum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)		0.00%
Equity securities | Maximum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)		30.00%
Equity securities | Weighted Average | Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		17.00%	20.00%
Equity securities | Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		42.00%	41.00%
Equity securities | Forecast | Weighted Average | Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)	17.00%
Equity securities | Forecast | Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)	41.00%
Debt securities | U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		44.00%	42.00%
Debt securities | Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		100.00%	99.00%
Target minimum asset allocation (as a percent)		0.00%	0.00%
Debt securities | U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		44.00%	42.00%
Debt securities | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		100.00%	100.00%
Target minimum asset allocation (as a percent)		54.00%	51.00%
Debt securities | Minimum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)		25.00%
Debt securities | Maximum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)		73.00%
Debt securities | Weighted Average | Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		77.00%	72.00%
Debt securities | Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		54.00%	51.00%
Debt securities | Forecast | Weighted Average | Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)	78.00%
Debt securities | Forecast | Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)	56.00%
Real estate | U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		4.00%	5.00%
Real estate | Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		21.00%	19.00%
Target minimum asset allocation (as a percent)		0.00%	0.00%
Real estate | U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		4.00%	5.00%
Real estate | Minimum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)		0.00%
Real estate | Maximum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)		7.00%
Real estate | Weighted Average | Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		0.00%	1.00%
Real estate | Forecast | Weighted Average | Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)	1.00%
Private equity | U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		8.00%	11.00%
Private equity | U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		8.00%	11.00%
Private equity | Minimum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)		0.00%
Private equity | Maximum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)		10.00%
Other investments | U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		24.00%	23.00%
Other investments | Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		100.00%	100.00%
Target minimum asset allocation (as a percent)		0.00%	0.00%
Other investments | U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		24.00%	23.00%
Other investments | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target maximum asset allocation (as a percent)		4.00%	8.00%
Target minimum asset allocation (as a percent)		0.00%	0.00%
Other investments | Minimum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)		0.00%
Other investments | Maximum | U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)		22.00%
Other investments | Weighted Average | Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		6.00%	7.00%
Other investments | Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted average allocation (as percent)		4.00%	8.00%
Other investments | Forecast | Weighted Average | Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)	4.00%
Other investments | Forecast | Weighted Average | Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Target asset allocation (as percent)	3.00%